Document and Entity Information	Feb. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 17, 2023
Entity Registrant Name	SVF INVESTMENT CORP. 2
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40174
Entity Tax Identification Number	98-1572382
Entity Address, Address Line One	1 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	562-8100
Entity Information, Former Legal or Registered Name	SVF Investment II Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	SVFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001837238